Consolidated Balance Sheets - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents		€ 6,951.8	€ 6,049.4
Short-term investments		638.5	1,302.2
Accounts receivable, net		3,028.0	1,310.3
Finance receivables, net		1,185.6	1,710.5
Current tax assets		42.0	67.3
Contract assets		164.6	119.2
Inventories, net		5,179.2	4,569.4
Other assets	[1]	1,000.5	801.7
Total current assets		18,190.2	15,930.0
Finance receivables, net		383.0	400.5
Deferred tax assets		1,098.7	671.5
Other assets	[2]	1,011.4	951.5
Equity method investments		892.5	820.7
Goodwill		4,555.6	4,629.1
Other intangible assets, net		952.1	1,048.9
Property, plant and equipment, net		2,982.7	2,470.3
Right-of-use assets - Operating		159.5	180.1
Right-of-use assets - Finance	[3]	5.3	164.8
Total non-current assets		12,040.8	11,337.4
Total assets		30,231.0	27,267.4
Liabilities and shareholders’ equity
Accounts payable	[4]	2,116.3	1,377.9
Accrued and other liabilities		1,435.5	1,146.0
Current tax liabilities		301.9	110.0
Current portion of long-term debt		509.1	15.4
Contract liabilities		7,935.2	3,954.2
Total current liabilities		12,298.0	6,603.5
Long-term debt		4,075.0	4,662.8
Deferred and other income tax liabilities		240.6	238.3
Contract liabilities		3,225.7	1,639.9
Accrued and other liabilities		251.1	257.5
Total non-current liabilities		7,792.4	6,798.5
Total liabilities		20,090.4	13,402.0
Issued and outstanding shares		36.5	37.6
Share premium		3,876.1	3,780.1
Treasury shares at cost		(2,422.8)	(863.2)
Retained earnings		8,317.3	10,731.5
Accumulated other comprehensive income		333.5	179.4
Total shareholders’ equity		10,140.6	13,865.4
Total liabilities and shareholders’ equity		€ 30,231.0	€ 27,267.4

[1]	Other assets - current includes amounts with related parties of €288.5 million and €265.8 million at December 31, 2021 and 2020, respectively.
[2]	Other assets - non-current includes amounts with related parties of €818.7 million and €668.0 million at December 31, 2021 and 2020, respectively.
[3]	Right-of-use assets - Finance includes amounts with related parties of €0.0 million and €149.9 million at December 31, 2021 and 2020, respectively.
[4]	Accounts Payable includes amounts with related parties of €482.7 million and €110.9 million at December 31, 2021 and 2020, respectively.